UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Peninsula Capital Management, LP

Address:    235 Pine Street, Suite 1600
            San Francisco, California 94104

13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Scott A. Bedford
Title:      Executive Officer
Phone:      (415) 568-3380

Signature, Place and Date of Signing:


  /s/ Scott A. Bedford       San Francisco, California       August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total:      $42,300

                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-12522               Peninsula Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Peninsula Capital Management, LP
                                                           June 30, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
APPROACH RESOURCES INC        COM              03834A103   2,267       100,000 SH         SOLE        NONE       100,000
BLACK DIAMOND INC             COM              09202G101     118        15,000 SH         SOLE        NONE        15,000
COST PLUS INC CALIF           COM              221485105     500        50,000 SH         SOLE        NONE        50,000
CARPENTER TECHNOLOGY CORP     COM              144285103     288         5,000 SH         SOLE        NONE         5,000
EVOLUTION PETROLEUM CORP      COM              30049A107  12,070     1,700,000 SH         SOLE        NONE     1,700,000
INTEGRATED SILICON SOLUTION   COM              45812P107     967       100,000 SH         SOLE        NONE       100,000
MAKO SURGICAL CORP            COM              560879108     297        10,000 SH         SOLE        NONE        10,000
MATTERSIGHT CORP              COM              577097108   5,600     1,000,000 SH         SOLE        NONE     1,000,000
NORTHERN OIL & GAS INC NEV    COM              665531109   1,994        90,000 SH         SOLE        NONE        90,000
PANDORA MEDIA INC             COM              698354107     284        15,000 SH         SOLE        NONE        15,000
STEC INC                      COM              784774101   1,701       100,000 SH         SOLE        NONE       100,000
SEAGATE TECHNOLOGY PLC        SHS              G7945M107   2,424       150,000 SH         SOLE        NONE       150,000
SOUTHWESTERN ENERGY CO        COM              845467109   3,216        75,000 SH         SOLE        NONE        75,000
TELENAV INC                   COM              879455103     887        50,000 SH         SOLE        NONE        50,000
ULTRA PETROLEUM CORP          COM              903914109   2,290        50,000 SH         SOLE        NONE        50,000
ULTRATECH INC                 COM              904034105   1,367        45,000 SH         SOLE        NONE        45,000
VALUEVISION MEDIA INC         CL A             92047K107     574        75,000 SH         SOLE        NONE        75,000
WESTERN DIGITAL CORP          COM              958102105   5,457       150,000 SH         SOLE        NONE       150,000

SK 03847 0001 1213792